UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21283

Excelsior Buyout Investors, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT

(Address of principal executive offices)

06905

(Zip code)

Robert F. Aufenanger

U.S. Trust Company, N.A.

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-352-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

EXCELSIOR

BUYOUT INVESTORS, LLC

INVESTOR REPORT

(Unaudited)

June 30, 2004

Excelsior Buyout Investors, LLC

Portfolio of Investments June 30, 2004 (Unaudited)

Percent Owned		Acquisition Date##	Value (Note 2)
PRIVATE INVESTMENT FUNDS **, # — 50.96%
Domestic Buyout Funds — 28.66%
0.49%	2003 Riverside Capital Appreciation Fund, L.P.	06/04	$629,099
0.78%	Berkshire Partners VI, L.P.	06/04	2,141,634
1.45%	Blue Point Capital Partners, L.P.	06/04	2,965,074
1.06%	Blum Strategic Partners II, L.P.	06/04	9,048,793
0.56%	Catterton Partners V, L.P.	06/04	312,816
1.96%	Charlesbank Equity Fund V, L.P.	06/04	4,793,214

			19,890,630
European Buyout Funds — 9.82%
1.10%	Advent Global Private Equity Fund IV-A, L.P.	06/04	3,421,085
0.41%	Electra European Fund, L.P.*	06/04	3,393,805

			6,814,890
Distressed Investment Funds — 12.48%
0.27%	MatlinPatterson Global Opportunities Partners, L.P.	06/04	5,373,817
0.31%	OCM Principal Opportunities Fund II, L.P.	06/04	3,282,240

			8,656,057

	TOTAL — PRIVATE INVESTMENT FUNDS (Cost $29,148,988)		35,361,577

Par Amount
AGENCY OBLIGATIONS — 49.79%
$34,550,000	Federal Home Loan Bank Discount Note, 7/01/04 (Cost $34,550,000)		34,550,000

TOTAL INVESTMENTS (Cost $63,698,988) OTHER ASSETS & LIABILITIES (NET)		100.75%	69,911,577
		(0.75)%	(518,826)

NET ASSETS		100.00%	$69,392,751

*	Security is denominated in Euros. Value shown is in U.S. dollars.
**	Restricted as to public resale. Acquired in June, 2004. Total cost of restricted securities at June 30, 2004 aggregated $29,148,988. Total value of restricted securities owned at June 30, 2004 was $35,361,577 or 50.96% of net assets.
#	Non-income producing securities.
##	Required disclosure for restricted securities only.

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

ASSETS:
Investments at value (Cost $63,698,988)	$69,911,577
Cash	7,993
Prepaid insurance	41,236

Total Assets	69,960,806

LIABILITIES:
Accrued Incentive Carried Interest (Note 3)	227,807
Management fees payable (Note 3)	142,665
Professional fees payable	95,139
Private Investment Fund acquisition costs payable	78,554
Administration fees payable (Note 3)	17,018
Board of Managers’ fees payable (Note 3)	3,750
Other payables	3,122

Total Liabilities	568,055

NET ASSETS	$69,392,751

NET ASSETS consist of:
Paid-in capital	$63,180,162
Unrealized appreciation on investments	6,212,589

Total Net Assets	$69,392,751

Units of Membership Interests Outstanding (100,000 units authorized)	64,015

NET ASSET VALUE PER UNIT	$1,084.01

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Operations

For the period April 16, 2004 (commencement of operations) to June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest income	$126,095

Total Income	126,095

EXPENSES:
Management fees (Note 3)	142,665
Professional fees	136,643
Administration fees (Note 3)	17,018
Insurance expense	10,665
Board of Managers’ fees (Note 3)	9,750
Custodian fees	2,385
Miscellaneous fees	9,000

Total Expenses	328,126

NET INVESTMENT (LOSS)	(202,031)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS: (Note 2)
Net realized gain on investments	0
Net change in unrealized appreciation on investments	6,212,589

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,212,589

Net change in Incentive Carried Interest	(227,807)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,782,751

Statement of Changes in Net Assets

For the period April 16, 2004 (commencement of operations) to June 30, 2004 (Unaudited)

OPERATIONS:
Net investment (loss)	$(202,031)
Net realized gain on investments	0
Net change in unrealized appreciation on investments	6,212,589
Net change in Incentive Carried Interest	(227,807)

Net increase in net assets resulting from operations	5,782,751

TRANSACTIONS IN UNITS OF MEMBERSHIP INTERESTS:
Proceeds from 63,915 Units of Membership Interest sold	63,915,000
Less offering costs paid	(405,000)

Net increase in net assets resulting from transactions in membership interests	63,510,000

Net increase in net assets:	69,292,751

NET ASSETS:
Beginning of period	100,000

End of period	$69,392,751

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Cash Flows

For the period April 16, 2004 (commencement of operations) to June 30, 2004 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net Increase in Net Assets Resulting from Operations	$5,782,751
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(29,070,434)
Net unrealized appreciation on investments	(6,212,589)
Increase in short-term investments	(34,550,000)
Increase in prepaid insurance	(41,236)
Increase in management fees payable	142,665
Increase in Accrued Incentive Carried Interest	227,807
Increase in Board of Managers’ fees payable	3,750
Increase in other expenses payable	115,279

Net cash used in operating activities	(63,602,007)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of Units	63,915,000
Offering costs paid	(405,000)

Net cash provided by financing activities	63,510,000

Net decrease in cash	(92,007)
Cash at beginning of period	100,000

Cash at end of period	$7,993

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Financial Highlights — Selected Per Unit Data and Ratios

For the period April 16, 2004 (commencement of operations) to June 30, 2004 (Unaudited)

Per Unit Operating Performance:(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$1,000.00
Deduction of offering costs from contributions	(6.33)
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(3.16)
Net realized and unrealized gain on investments	97.06
Net change in Incentive Carried Interest	(3.56)

Total from investment operations	90.34

NET ASSET VALUE, END OF PERIOD	$1,084.01

TOTAL NET ASSET VALUE RETURN(4)	8.40	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, End of Period (000’s)	$69,393
Ratios to Average Net Assets(2):
Expenses excluding Incentive Carried Interest	2.46%
Incentive Carried Interest	1.70%
Expenses including Incentive Carried Interest	4.16%
Net Investment Income (Loss)	(1.51)%
Portfolio Turnover Rate	0.00%
(1)	Selected data for a unit of membership interest outstanding through the period.
(2)	Annualized ratios do not reflect the Fund’s proportional share of net investment income (loss) and expenses, including any performance-based fees, of the Underlying Funds.
(3)	Not annualized
(4)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the effects of offering costs, the performance of the Fund during the period, the net change in Incentive Carried Interest and assumes dividends and distributions, if any, were reinvested. The Fund’s units are not traded in any market, and therefore market value total investment return is not calculated. Excluding the effect of the change in Incentive Carried Interest, the total investment return would have been 8.76%.

Notes to Financial Statements are an integral part of these Financial Statements.

EXCELSIOR BUYOUT INVESTORS, LLC

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

(Unaudited)

Note 1 — Organization

Excelsior Buyout Investors, LLC (the “Fund”) is a non-diversified, closed-end management investment company which has registered its securities under the Securities Act of 1933, as amended, and has registered as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on January 7, 2003. The Fund commenced operations on April 16, 2004. The duration of the Fund is ten years from the final subscription closing which occurred on April 16, 2004. The Board of Managers of the Fund has the right, in its sole discretion, to extend the term for up to two additional two-year periods, after which the approval of Members of the Fund who represent 66 2/3% of the Fund’s outstanding Units may determine to extend the term of the Fund.

The Fund’s investment objective is to achieve long-term capital appreciation. Current income is not an objective. The Fund seeks to achieve its objective primarily by investing in a broad-based portfolio of existing buyout-focused funds. The Fund expects to invest at least 70% of its assets in domestic private equity buyout funds but may also invest up to 30% of its assets in European buyout funds and funds engaged in distressed investing (collectively, the “Underlying Funds”). The Underlying Funds generally will not be registered as investment companies under the Investment Company Act. There can be no assurance that the Fund will achieve its investment objective.

Excelsior Buyout Management, LLC (the “Managing Member”) serves as the managing member of the Fund pursuant to the operating agreement of the Fund and is responsible for the day-to-day management of the Fund. The Managing Member does not receive compensation from the Fund. The Managing Member has made an investment in the Fund in exchange for 100 Units.

U.S. Company, N.A. (the “Investment Adviser”), a national bank acting through its registered investment advisory division, U.S. Trust Company, N.A. Asset Management Division, serves as investment adviser to the Fund and is responsible for identifying, evaluating, structuring, monitoring and disposing of the Fund’s investments. The Investment Adviser is compensated as described in Note 3. U.S. Trust Company, N.A. is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

Pursuant to the Fund’s operating agreement, the business and affairs of the Fund are overseen by a four member Board of Managers (the “Board”). The Board of Managers is analogous to a board of directors of a corporation.

Note 2 — Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A.  Investment Valuation:

The Fund will compute its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Valuation Committee of the Board of Managers. In determining its net asset value, the Fund will value its investments as of such quarter-end.

The Board and the Valuation Committee have approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value. In accordance with these procedures, fair value as of each quarter-end ordinarily will be the value determined as of such quarter-end for each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund’s interest were redeemed at the time of valuation (although it is not generally expected that the types of Underlying Funds in which the Fund may invest will provide the Fund with redemption rights), based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Underlying Fund does not report a quarter-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well as on any other relevant information available at the time the Fund values its portfolio.

Members should be aware that there can be no assurance that the fair values of interests in the Underlying Funds as determined as described above will in all cases be accurate to the extent that the Board and the Valuation Committee do not generally have access to all necessary financial and other information relating to the Underlying Funds.

The Underlying Funds were purchased pursuant to a Securities Purchase Agreement dated December 19, 2003 between the Fund and AIG Global Investment Corp. and certain of its affiliates (“AIG”). As part of the Securities Purchase Agreement, the Fund has assumed all future commitments to the Underlying Funds from AIG. The purchase price paid by the Fund to AIG for each Underlying Fund was an amount equal to the net capital contributions previously made by AIG to the Underlying Funds, less any distributions previously made to AIG from the Underlying Funds. In addition, the cost basis of the Underlying Funds also reflects an additional $78,554 of legal expenditures directly related to the acquisition of the Underlying Funds.

At June 30, 2004, the value assigned to the Underlying Funds was $35,361,577 or 50.96% of the Fund’s net assets. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

B.  Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization and accretion of premiums and discounts, respectively, on fixed income investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions from an Underlying Fund will be recorded as a return of capital and will serve to reduce the cost basis of the Underlying Fund.

C.  Income taxes:

Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each Member, in computing income tax, will include his, her or its allocable share of the Fund’ income, gains, losses, deductions and expenses.

In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, “Audits of Investment Companies”, the Fund reclassified $(202,031) from accumulated net investment loss and $(227,807) of accrued Incentive Carried Interest to net capital contributions. This reclassification, which had no effect on net assets, was made to reflect, as an adjustment to paid-in capital, the amounts of taxable income or loss and incentive carried interest that have been allocated to the Members.

The cost basis for federal tax purposes of the Fund’s Underlying Funds at June 30, 2004 was $29,148,988, and those investments had net appreciation for tax purposes at that date of $6,212,589, which consists of gross appreciation of $6,824,662 and gross depreciation of $(612,073). The cost basis for federal tax purposes of the Fund’s other investments at June 30, 2004 was $34,550,000, and those investments had no appreciation or depreciation at that date.

D.  Distribution policy:

Distributions of available cash will be made by the Fund at such times and in such amounts as determined by the Managing Member in it sole discretion.

Distributions shall be made to the Members in accordance with the following order of priority:

(a)	first, 100% to the Members pro rata in accordance with their percentage interest until aggregate distributions to the Members equal the sum of (i) their capital contributions and (ii) an amount equal to an 8% annual cumulative return on their unreturned capital contributions as of the date of such distribution;

(b)	second, 100% to the Investment Adviser until the Investment Adviser has received an amount equal to 5% of all prior distributions described in (a) above that are in excess of the Members’ capital contributions; and

(c)	thereafter, 95% to the Members pro rata in proportion to their percentage interest and 5% to the Investment Adviser.

The Fund will not reinvest income from its investments or the proceeds from the sale of its investments.

E.  Restrictions on transfer:

Units of the Fund are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Units without the prior written consent of the Board,

which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

F.  Fees of the Underlying Funds:

Each Underlying Fund will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees. In addition to the Fund level expenses shown on the Fund’s statement of operations, Members of the Fund will indirectly bear the fees and expenses charged by the Underlying Funds, which fees are reflected in the valuations of the Underlying Funds and are not reflected in the ratios to average net assets in the Financial Highlights.

G.  Foreign Currency Gains and Losses:

The Fund currently has one investment in an Underlying Fund which is denominated in euros. The Fund’s policy is to exclude that portion of realized and unrealized gains on that investment resulting from changes in foreign exchange rates from any realized gains or losses from foreign currency transactions. Instead, the realized and unrealized gains or losses on that investment resulting from changes in foreign exchange rates will be combined with the realized and unrealized gain/loss from other investments.

H.  Offering and Organizational Expenses

Offering costs of $405,000 were paid by the Fund and are reflected on the statement of changes in net assets as a reduction of contributed capital. The Investment Adviser has agreed to pay all offering costs in excess of $405,000. The Investment Adviser has also agreed to pay all organizational costs incurred by the Fund.

I.  Fiscal Year End

In August 2004, the Board voted to change the fiscal year end of the Fund from December 31 to March 31, with March 31, 2005 being the first fiscal year end of the Fund following the commencement of operations. The tax year of the Fund is a calendar year.

Note 3 — Management Fee, Administration Fee and Related Party Transactions

The Fund pays the Investment Adviser an annual management fee equal to 1.00% of the Fund’s net asset value determined and payable as of the end of each fiscal quarter. As described in Note 2D above, after the Members have received distributions equal to the amount of their capital contributions and an 8% annual cumulative return on their unreturned capital contributions, the Investment Adviser will receive distributions in an amount equal to 5% of the distributions to the Members in excess of their capital contributions (the “Incentive Carried Interest”). The Incentive Carried Interest is paid in addition to the 1.00% management fee. At June 30, 2004, the accrued Incentive Carried Interest was $227,807.

U.S. Trust Company, N.A. entered into an Investment Monitoring Agreement with AIG on December 19, 2003, pursuant to which AIG will provide to the Investment Adviser certain quarterly information regarding the Underlying Funds. The Investment Adviser pays AIG an annual fee of ½ of

1% per annum of the Fund’s net asset value related to the Fund’s investments in the existing Underlying Funds pursuant to the terms of this agreement.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund retains PFPC Inc. (“PFPC”), a majority-owned subsidiary of The PNC Financial Services Group, as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Fund’s custodian. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.07% and 0.105%, based on average quarterly net assets, payable monthly, subject to a minimum monthly fee, (ii) pays annual fees of approximately $15,000 for taxation services and (iii) reimburses PFPC for out-of-pocket expenses.

Charles Schwab & Co., Inc. (the “Distributor”), a subsidiary of Schwab, serves as the Fund’s distributor for the offering of Units. The Investment Adviser has agreed to reimburse the Distributor for its out-of-pocket expenses incurred in connection with this offering. The Distributor has entered into an agreement with UST Securities Corp. (the “Selling Agent”) relating to the purchase of Units through the Selling Agent acting as brokers or agents for its customers.

Each member of the Board of Managers receives $5,000 annually, $2,000 per meeting attended and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any compensation from the Fund.

Note 4 — Purchases and Sales of Securities

Excluding short-term investments, the Fund had $29,148,988 of purchases and $0 of sales for the period ended June 30, 2004.

Note 5 — Commitments

As of June 30, 2004, the Fund had outstanding investment commitments to Underlying Funds totaling $29,725,054.

Note 6 — Description of Underlying Funds

The Fund’s investments in domestic buyout funds include Berkshire Partners VI, L.P., which focuses on larger middle market growth buyouts; Blue Point Capital Partners, L.P., which focuses on value-oriented lower middle-market buyouts outside of the northeastern United States; Blum Strategic Partners II, L.P., which focuses on undervalued public small-cap companies; Catterton Partners V, L.P., which focuses on consumer focused middle-market growth buyouts; Charlesbank Equity Fund V, L.P., which focuses on broad based middle-market buyouts; and 2003 Riverside Capital Appreciation Fund, L.P., which focuses on lower middle-market buyouts.

The Fund’s investments in distressed investment funds include MatlinPatterson Global Opportunities Partners, L.P., which focuses on severely discounted securities and obligations, and OCM Principal Opportunities Fund II, L.P., which focuses on undervalued middle-market companies.

The Fund’s investments in European buyout funds include Advent Global Private Equity IV-A, L.P., which focuses on middle-market growth buyouts across western Europe, and Electra European Fund, L.P.,

which focuses on value oriented middle-market buyouts, primarily in the United Kingdom, France and Germany.

Due to the nature of the Underlying Funds, the Fund cannot liquidate its positions in the Underlying Funds except through distributions from the Underlying Funds, which are made at the discretion of the Underlying Funds. The Fund has no right to demand repayment of its investment in the Underlying Funds.

Note 7 — Pending Litigation

The Investment Adviser was contacted in September, 2003 by the Office of the New York State Attorney General and the Securities and Exchange Commission in connection with the investigation of “market timing” and “late trading” practices in the mutual fund industry. The Investment Adviser has also been contacted by the Attorney General of the State of West Virginia with inquiries regarding the same subject matter. As disclosed previously by the Investment Adviser and its affiliates, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of certain mutual funds managed by the Investment Adviser. The short-term trading activities permitted under these arrangements have been terminated and the Investment Adviser has strengthened its policies and procedures to deter frequent trading.

The Investment Adviser, with certain of its affiliates, has also been named in five class action lawsuits which allege that the Investment Adviser allowed certain parties to engage in illegal and improper trading practices which have caused financial injury to the shareholders of certain mutual funds managed by the Investment Adviser. The Investment Adviser and certain affiliates have also been named in two derivative actions alleging breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices. The class actions have all been transferred by the Judicial Panel on Multi-District Litigation to the United States District Court for the District of Maryland, for coordinated or consolidated pre-trial proceedings. The Investment Adviser expects that the derivative actions will ultimately also be consolidated in the same matter before the District Court.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based upon currently available information, the Investment Adviser believes that the pending private lawsuits and the pending investigations are not likely to materially affect its ability to provide investment management services to the Fund. The Fund is not a subject of the investigations nor party to the lawsuits described above.

Note 8 — Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Note 9 — Proxy Voting

Information regarding proxy votes cast by the Fund (if any) is available without charge, upon request, by calling the Fund at 800-647-6972 or on the website of the Securities and Exchange Commission at www.sec.gov. The Fund did not receive any proxy solicitations during the period ended June 30, 2004.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

Not yet applicable to the registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 9.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last submitted a response to this item.

Item 10.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures have been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a)(1)	Not applicable for filing of semi-annual reports .

(a)(2)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

(a)(3)	Not applicable to the registrant.

(b)	Certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Buyout Investors, LLC

By (Signature and Title)	/s/ Douglas A. Lindgren
Douglas A. Lindgren
Principal Executive Officer

Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas A. Lindgren
Douglas A. Lindgren
Principal Executive Officer

Date: September 7, 2004

By (Signature and Title)	/s/ Robert F. Aufenanger
Robert F. Aufenanger
Chief Financial Officer

Date: September 7, 2004